Other Liabilities - Summary of Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,929	$ 1,902
Warranty and campaign programs	1,096	1,111	1,023	1,058
Marketing and sales incentive programs	1,364	1,340
Accrued expenses and deferred income	702	748
Legal reserves	541	551
Contract reserve	463	467
Restructuring reserve	78	77
Other	2,254	2,539
Total	$ 8,427	$ 8,735